Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed in preparation of the financial statements of the Plan.
Basis of Accounting — The financial statements of the Plan have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates — The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Risks and Uncertainties — The Plan utilizes various investment instruments, including registered investment companies (including a money market fund), collective trust funds (including a stable value fund), and the Crane Company Stock Fund. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
Concentration of Investments — Included in investments at December 31, 2025 and 2024, are shares of Crane Company common stock amounting to $88,425,242 and $85,926,972, respectively. These investments represent 7% of total investments, at both December 31, 2025 and 2024. A significant decline in the market value of the Crane Company common stock would significantly affect the assets available for benefits.
Included in investments at December 31, 2024 are shares of Crane NXT Co. common stock amounting to $30,972,339 representing 3% of total investments. The Crane NXT, Co. Stock Fund was removed from the Plan effective July 1,2025 and was liquidated as of December 31, 2025.
Investment Valuation — The Plan’s investments are stated at fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Investment Transactions and Income Recognition — Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants — Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as benefits paid to participants based on the terms of the Plan document.
Administrative Expenses — Plan administrative expenses are paid out of the Plan assets or by the Company in compliance with the terms of the Plan document and ERISA guidance. Participants pay administrative costs for loans, withdrawals, beneficiary determinations, and hardship distributions, as well as qualified domestic relations orders.
All investment management and transaction fees directly related to the Plan investments are paid by the Plan. Management fees and operating expenses charged to the Plan for investments are deducted from income earned and are not separately reflected. Consequently, investment management fees and operating expenses are reflected as a reduction of investment return for such investments. The Plan also has a revenue-sharing agreement with non-Vanguard investments whereby certain investment managers return a portion of the investment fees to the recordkeeper, which are then credited on a quarterly basis to the participants who are invested in those funds. There were no unallocated amounts related to the revenue sharing agreements on December 31, 2025 or 2024. Personnel and facilities of the Company used by the Plan for its accounting and other activities are provided at no charge to the Plan.
Payment of Benefits — Benefit payments to participants are recorded upon distribution. There were no participants who requested a distribution from the Plan, but who had not yet been paid such distribution as of December 31, 2025 and 2024.
Contributions — Employee contributions are recorded when withheld and Company matching contributions are recorded when the associated employee contributions are recorded.